Guarantees (Tables)	12 Months Ended
Dec. 31, 2019
Guarantees [Abstract]
Schedule of Guarantor Obligations [Table Text Block]	As of December 31, 2019 and 2018, the following financial guarantees were outstanding:

	December 31, 2019		December 31, 2018
(dollars in millions)	Maximum Potential Payment	Carrying Amount of Liability	Maximum Potential Payment	Carrying Amount of Liability
Commercial aerospace financing arrangements (see Note 4)	$333	$7	$348	$9
Credit facilities and debt obligations	—	—	116	—
Performance guarantees	48	—	55	5

Product Warranty Disclosure [Table Text Block]	The changes in the carrying amount of service and product warranties and product performance guarantees for the years ended December 31, 2019 and 2018 are as follows:

(dollars in millions)	2019	2018
Balance as of January 1	$1,449	$1,146
Warranties and performance guarantees issued	635	604
Settlements made	(512)	(493)
Other[1]	(24)	192
Balance as of December 31	$1,548	$1,449
1 Other in 2018 is driven by the Rockwell Collins acquisition.